Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Taxation charge/ credit (Details) - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Major components of tax expense (income) [abstract]
Taxation charge/(credit)	[1]	$ 2,332	$ 4,083	$ 3,754	$ 6,415	$ 7,358
Of which:
Income tax excluding Pillar Two income tax		2,277	4,024	3,666	6,301	7,192
Income tax related to Pillar Two income tax		$ 55	$ 59	$ 88	$ 113	$ 167

[1]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”. [3]